UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
1/31/07 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Advertising and Marketing Services (--%)
Nu Skin Enterprises, Inc. Class A (S)	15,047	$277,617
Valassis Communications, Inc. (NON) (S)	6,500	99,905
		377,522

Aerospace and Defense (0.1%)
Alliant Techsystems, Inc. (NON) (S)	3,900	315,900
Teledyne Technologies, Inc. (NON)	5,300	202,195
United Industrial Corp. (S)	3,870	195,474
		713,569

Airlines (1.4%)
Alaska Air Group, Inc. (NON)	79,412	3,402,804
Continental Airlines, Inc. Class B (NON) (S)	79,700	3,306,753
ExpressJet Holdings, Inc. (NON) (S)	1,197,052	9,348,976
		16,058,533

Automotive (1.4%)
Group 1 Automotive, Inc. (S)	9,200	487,600
Lear Corp. (S)	2,606	88,239
Tenneco Automotive, Inc. (NON)	676,255	15,722,929
		16,298,768

Banking (3.9%)
Anchor BanCorp Wisconsin, Inc. (S)	26,827	801,054
Bank of Hawaii Corp.	7,164	375,035
Bankunited Financial Corp. Class A (S)	39,900	1,100,841
Center Financial Corp.	10,450	245,680
City Bank Lynnwood, WA (S)	28,360	964,240
City Holding Co.	26,003	1,042,720
Community Bancorp (NON)	6,250	209,188
Corus Bankshares, Inc. (S) (SEG)	607,508	12,939,920
Cullen/Frost Bankers, Inc.	3,506	187,676
East West Bancorp, Inc.	4,076	156,518
First Citizens BancShares, Inc. Class A	1,250	256,238
First Regional Bancorp (NON)	4,980	170,216
FirstFed Financial Corp. (NON) (S)	356,669	24,592,328
Frontier Financial Corp.	2,179	59,334
International Bancshares Corp. (S)	9,843	288,498
ITLA Capital Corp.	1,590	96,593
Lakeland Financial Corp. (S)	4,200	103,866
PFF Bancorp, Inc. (S)	1,361	46,097
Provident Financial Holdings, Inc.	9,098	257,019
Republic Bancorp, Inc. Class A	8,905	211,138
Southwest Bancorp, Inc.	18,096	482,077
Wilmington Trust Corp.	11,424	479,008
		45,065,284

Basic Materials (0.1%)
Ameron International Corp.	5,000	403,350
Chaparral Steel Co.	3,860	197,941
		601,291

Biotechnology (0.7%)
Albany Molecular Research, Inc. (NON) (S)	126,141	1,284,115
Applera Corp.- Applied Biosystems Group	94,162	3,273,071
Diversa Corp. (NON) (S)	80,394	820,823
Quidel Corp. (NON)	8,810	119,728
Savient Pharmaceuticals, Inc. (NON) (S)	177,900	2,656,047
		8,153,784

Broadcasting (0.2%)
Sinclair Broadcast Group, Inc. Class A	191,000	2,248,070

Building Materials (--%)
Lennox International, Inc.	7,300	221,482

Chemicals (2.3%)
Arch Chemicals, Inc.	5,007	168,886
Celanese Corp. Ser. A	7,900	207,375
FMC Corp.	54,773	4,264,078
Georgia Gulf Corp.	690,414	14,367,515
Hercules, Inc. (NON)	13,380	262,382
Huntsman Corp. (NON)	13,220	276,430
Lubrizol Corp. (The)	5,400	278,208
NewMarket Corp.	77,239	4,302,212
Olin Corp.	12,003	202,131
PolyOne Corp. (NON)	56,800	416,344
PW Eagle, Inc. (S)	39,800	1,312,604
Valspar Corp.	10,840	305,471

Westlake Chemical Corp.	7,280	241,550
		26,605,186

Coal (--%)
Foundation Coal Holdings, Inc.	5,200	173,056

Commercial and Consumer Services (2.0%)
ABM Industries, Inc.	6,800	175,712
CBIZ, Inc. (NON)	47,200	316,240
Chemed Corp. (S)	97,769	3,568,569
Consolidated Graphics, Inc. (NON) (S)	51,182	3,173,284
infoUSA, Inc.	82,088	985,877
Jackson Hewitt Tax Service, Inc.	162,812	5,954,035
MoneyGram International, Inc.	7,644	229,244
Pre-Paid Legal Services, Inc. (NON) (S)	2,940	114,307
Spherion Corp. (NON)	106,400	875,672
Tech Data Corp. (NON)	211,700	7,862,538
URS Corp. (NON)	4,550	195,514
Viad Corp.	5,080	213,055
		23,664,047

Communications Equipment (--%)
F5 Networks, Inc. (NON)	2,314	165,312

Computers (5.0%)
Adaptec, Inc. (NON)	147,000	529,200
ANSYS, Inc. (NON)	5,777	288,215
Blackbaud, Inc. (S)	13,717	328,796
Brocade Communications Systems, Inc. (NON) (S)	2,586,628	22,193,259
Catapult Communications Corp. (NON)	33,710	307,098
Checkpoint Systems, Inc. (NON) (S)	13,700	257,423
Emulex Corp. (NON)	1,226,379	21,768,227
Logitech International SA (Switzerland) (NON)	6,218	179,555
Magma Design Automation, Inc. (NON)	75,772	644,062
Micros Systems, Inc. (NON) (S)	87,041	4,900,408
MTS Systems Corp.	16,700	714,259
Red Hat, Inc. (NON) (S)	8,927	202,911
SPSS, Inc. (NON) (S)	46,844	1,453,101
Trident Microsystems, Inc. (NON) (S)	190,810	3,982,205
		57,748,719

Conglomerates (0.1%)
AMETEK, Inc.	11,820	409,681
SPX Corp.	4,260	299,009
		708,690

Construction (0.1%)
Builders FirstSource, Inc. (NON) (S)	31,520	571,773
Eagle Materials, Inc.	3,820	188,670
		760,443

Consumer (0.1%)
CSS Industries, Inc.	16,918	610,232
Hooker Furniture Corp.	4,500	70,335
		680,567

Consumer Finance (0.6%)
AmeriCredit Corp. (NON) (S)	81,900	2,222,766
Asta Funding, Inc. (S)	63,995	2,061,919
Encore Capital Group, Inc. (NON) (S)	4,500	51,075
World Acceptance Corp. (NON) (S)	51,189	2,252,828
		6,588,588

Consumer Goods (1.3%)
American Greetings Corp. Class A	6,530	156,851
Blyth Industries, Inc. (S)	124,644	2,591,349
Chattem, Inc. (NON) (S)	219,810	12,625,886
Elizabeth Arden, Inc. (NON)	3,600	68,040
		15,442,126

Consumer Services (1.2%)
Labor Ready, Inc. (NON)	778,732	14,624,587

Distribution (--%)
BlueLinx Holdings, Inc. (S)	30,800	342,804
Huttig Building Products, Inc. (NON)	40,044	219,041
		561,845

Electric Utilities (0.2%)
Alliant Energy Corp.	2,967	107,850
CenterPoint Energy, Inc. (S)	10,570	182,438
Great Plains Energy, Inc.	3,418	107,086
OGE Energy Corp.	6,720	260,198
Puget Energy, Inc.	12,000	294,720
UniSource Energy Corp. (S)	16,820	631,086
Westar Energy, Inc.	19,020	505,171

		2,088,549

Electrical Equipment (0.2%)
GrafTech International, Ltd. (NON)	56,100	455,532
Insteel Industries, Inc. (S)	124,300	2,074,567
Rofin-Sinar Technologies, Inc. (NON)	4,550	297,707
WESCO International, Inc. (NON)	1,340	81,365
		2,909,171

Electronics (1.6%)
Ansoft Corp. (NON)	45,398	1,268,420
DSP Group, Inc. (NON)	6,570	137,839
General Cable Corp. (NON) (S)	10,860	468,392
Greatbatch, Inc. (NON)	62,607	1,840,020
LSI Logic Corp. (NON)	133,000	1,250,200
Methode Electronics, Inc. Class A (S)	84,789	933,527
Omnivision Technologies, Inc. (NON) (S)	124,491	1,436,626
QLogic Corp. (NON)	5,549	101,547
Stoneridge, Inc. (NON) (S)	51,403	525,853
Synopsys, Inc. (NON)	199,463	5,305,716
TriQuint Semiconductor, Inc. (NON) (S)	522,200	2,454,340
TTM Technologies, Inc. (NON) (S)	132,954	1,423,937
Varian, Inc. (NON)	5,310	284,138
Zoran Corp. (NON)	91,800	1,282,446
		18,713,001

Energy (2.6%)
Grey Wolf, Inc. (NON) (S)	281,600	1,923,328
Lone Star Technologies, Inc. (NON)	114,766	5,548,936
NATCO Group, Inc. (NON)	4,743	164,867
Parker Drilling Co. (NON)	2,084,294	19,300,562
Tidewater, Inc.	3,328	171,625
Trico Marine Services, Inc. (NON) (S)	80,850	2,630,051
		29,739,369

Financial (1.8%)
Advanta Corp. Class B	10,790	500,764
Asset Acceptance Capital Corp. (NON)	36,962	570,324
Independent Bank Corp. (S)	33,831	746,650
Radian Group, Inc. (S)	320,368	19,292,561
		21,110,299

Forest Products and Packaging (0.8%)
Albany International Corp. (S)	37,674	1,278,656
Graphic Packaging Corp. (NON)	59,551	287,631
Louisiana-Pacific Corp.	65,986	1,511,739
Neenah Paper, Inc.	9,400	320,822
Packaging Corp. of America	5,250	119,910
Sonoco Products Co.	4,380	168,630
Universal Forest Products, Inc.	125,140	6,119,346
		9,806,734

Gaming & Lottery (--%)
Dover Downs Gaming & Entertainment, Inc.	33,300	435,897

Health Care Services (1.4%)
American Dental Partners, Inc. (NON)	52,098	1,107,083
AMICAS, Inc. (NON)	96,342	294,807
AMN Healthcare Services, Inc. (NON) (S)	6,455	167,055
Healthways, Inc. (NON) (S)	8,330	378,265
Lincare Holdings, Inc. (NON)	315,700	12,422,795
Molina Healthcare, Inc. (NON)	1,960	60,427
Odyssey Healthcare, Inc. (NON)	63,998	794,215
Pediatrix Medical Group, Inc. (NON)	6,290	330,477
Universal Health Services, Inc. Class B	6,340	367,276
WellCare Health Plans, Inc. (NON)	1,530	118,544
		16,040,944

Homebuilding (--%)
NVR, Inc. (NON)	237	164,127
Winnebago Industries, Inc. (S)	4,100	137,514
		301,641

Household Furniture and Appliances (1.6%)
American Woodmark Corp. (S)	75,400	3,389,984
Conn's, Inc. (NON) (S)	4,985	116,998
Furniture Brands International, Inc. (S)	9,300	155,031
Kimball International, Inc. Class B (S)	51,386	1,266,151
Select Comfort Corp. (NON) (S)	731,928	13,496,752
Tempur-Pedic International, Inc. (S)	12,942	308,020
		18,732,936

Insurance (8.1%)
American Financial Group, Inc. (S)	7,432	262,498
American Physicians Capital, Inc. (NON) (S)	41,819	1,618,395
CNA Surety Corp. (NON)	73,139	1,554,204
Commerce Group, Inc. (S)	142,550	4,302,159

Delphi Financial Group Class A (S)	98,250	3,874,980
Direct General Corp.	17,913	372,590
Employers Holdings, Inc. (NON)	1,180	23,565
Endurance Specialty Holdings, Ltd. (Bermuda)	2,400	81,600
FBL Financial Group, Inc. Class A	5,400	209,574
Hanover Insurance Group, Inc. (The)	29,295	1,407,625
Harleysville Group, Inc.	72,522	2,465,748
HCC Insurance Holdings, Inc. (S)	624,326	19,497,701
Hilb, Rogal & Hamilton Co.	54,299	2,294,133
Infinity Property & Casualty Corp.	53,038	2,537,338
Mercury General Corp.	897	46,788
Midland Co. (The) (S)	15,843	728,461
National Interstate Corp.	23,643	636,706
Odyssey Re Holdings Corp. (S)	46,900	1,850,205
Ohio Casualty Corp.	9,438	278,799
Presidential Life Corp.	4,400	95,612
Safety Insurance Group, Inc.	31,344	1,530,841
Selective Insurance Group (S)	80,686	4,151,295
Stancorp Financial Group	89,374	4,276,546
State Auto Financial Corp. (S)	2,625	84,473
Triad Guaranty, Inc. (NON) (S)	181,672	9,356,108
W.R. Berkley Corp.	606,574	20,071,534
Zenith National Insurance Corp. (S)	211,707	9,675,010
		93,284,488

Investment Banking/Brokerage (0.7%)
A.G. Edwards, Inc.	10,906	722,086
Affiliated Managers Group (NON) (S)	5,560	619,384
Eaton Vance Corp. (S)	4,162	142,757
GFI Group, Inc. (NON) (S)	3,790	242,484
IndyMac Bancorp, Inc. (S)	150,600	5,856,834
		7,583,545

Leisure (0.1%)
K2, Inc. (NON)	11,700	141,336
Polaris Industries, Inc. (S)	7,033	328,863
Thor Industries, Inc. (S)	5,500	232,430
		702,629

Machinery (1.7%)
Applied Industrial Technologies, Inc.	65,943	1,616,922
Cascade Corp.	160,459	8,619,857
Gardner Denver, Inc. (NON)	2,100	80,955
Manitowoc Co., Inc. (The)	113,100	5,865,366
Regal-Beloit Corp.	38,400	1,932,288
Terex Corp. (NON)	5,376	305,841
Wabtec Corp.	39,900	1,277,598
		19,698,827

Manufacturing (0.8%)
Myers Industries, Inc.	9,600	165,312
Teleflex, Inc.	131,910	8,808,950
		8,974,262

Medical Technology (1.1%)
Bausch & Lomb, Inc. (S)	30,707	1,709,766
Edwards Lifesciences Corp. (NON) (S)	10,120	517,739
Immucor, Inc. (NON)	283,791	8,950,768
LCA-Vision, Inc.	3,200	123,904
Medical Action Industries, Inc. (NON) (S)	12,595	397,372
Mentor Corp. (S)	8,249	420,617
PerkinElmer, Inc.	14,470	345,399
Steris Corp.	1,424	36,796
		12,502,361

Metal Fabricators (--%)
USEC, Inc. (NON)	37,689	511,063

Metals (5.9%)
A.M. Castle & Co. (S)	62,787	1,569,675
AK Steel Holding Corp. (NON)	493,409	10,381,325
Cleveland-Cliffs, Inc. (S)	241,738	13,213,399
Quanex Corp. (S)	417,688	16,369,193
Shiloh Industries, Inc.	6,400	88,448
Steel Dynamics, Inc. (S)	666,724	26,142,248
		67,764,288

Natural Gas Utilities (0.1%)
Atmos Energy Corp.	19,147	598,152
Energen Corp.	6,416	296,932
MDU Resources Group, Inc.	5,317	137,444
		1,032,528

Office Equipment & Supplies (0.3%)
Herman Miller, Inc.	10,310	387,656
John H. Harland Co.	3,749	188,875
Steelcase, Inc.	140,757	2,757,430

		3,333,961

Oil & Gas (4.0%)
Callon Petroleum Co. (NON)	66,285	920,036
Cimarex Energy Co.	6,420	240,622
Comstock Resources, Inc. (NON)	7,335	234,353
Giant Industries, Inc. (NON)	212,984	15,946,112
Harvest Natural Resources, Inc. (NON) (S)	180,556	1,816,393
Houston Exploration Co. (NON)	1,300	68,016
Meridian Resource Corp. (NON)	100,220	278,612
Plains Exploration & Production Co. (NON) (S)	6,386	308,061
St. Mary Land & Exploration Co. (S)	181,706	6,539,599
Swift Energy Co. (NON) (S)	4,655	206,403
Tesoro Corp.	39,138	3,224,580
Todco Class A (NON) (S)	473,112	16,383,869
Unit Corp. (NON) (S)	3,820	185,194
		46,351,850

Pharmaceuticals (5.6%)
Alpharma, Inc. Class A	382,705	10,543,523
Biovail Corp. (Canada)	23,470	478,319
Bradley Pharmaceuticals, Inc. (NON) (S)	130,412	2,622,585
Endo Pharmaceuticals Holdings, Inc. (NON)	96,236	2,956,370
Enzon, Inc. (NON)	88,297	787,609
King Pharmaceuticals, Inc. (NON) (S)	828,646	14,799,618
Mylan Laboratories, Inc.	332,238	7,355,749
Perrigo Co. (S)	6,730	116,294
Sciele Pharma, Inc. (NON) (S)	59,760	1,419,300
Watson Pharmaceuticals, Inc. (NON)	856,184	23,305,328
		64,384,695

Publishing (0.1%)
Journal Register Co.	101,700	710,883
Lee Enterprises, Inc. (S)	12,100	402,083
		1,112,966

Railroads (0.1%)
GATX Corp.	19,462	887,467

Real Estate (8.1%)
Anthracite Capital, Inc. (R) (S)	226,043	3,090,008
Apartment Investment & Management Co. Class A (R)	1,600	100,208
CB Richard Ellis Group, Inc. Class A (NON)	18,781	706,353
CBL & Associates Properties (R) (S)	315,031	14,784,405
DiamondRock Hospitality Co. (R) (S)	243,547	4,590,861
Douglas Emmett, Inc. (R)	3,632	99,372
Entertainment Properties Trust (R)	11,529	747,771
Equity Inns, Inc. (R) (S)	578,599	9,546,884
FelCor Lodging Trust, Inc. (R)	337,300	7,444,211
First Industrial Realty Trust (R) (S)	16,116	761,642
Highland Hospitality Corp. (R)	861,648	13,682,970
Hospitality Properties Trust (R) (S)	190,854	9,313,675
Innkeepers USA Trust (R) (S)	63,056	1,033,488
Jones Lang LaSalle, Inc.	3,140	328,130
Kite Realty Group Trust (R) (S)	10,080	196,560
LaSalle Hotel Properties (R)	6,772	322,415
Lexington Corporate Properties Trust (R) (S)	16,217	345,098
LTC Properties, Inc. (R) (S)	104,036	2,933,815
Macerich Co. (The) (R)	545	52,064
Medical Properties Trust, Inc. (R) (S)	56,550	883,877
Mid-America Apartment Communities, Inc. (R) (S)	4,380	263,326
National Health Investors, Inc. (R) (S)	218,888	7,026,305
National Retail Properties, Inc. (R) (S)	95,944	2,278,670
Nationwide Health Properties, Inc. (R) (S)	96,102	3,202,119
NorthStar Realty Finance Corp. (R) (S)	177,033	3,124,632
Omega Healthcare Investors, Inc. (R) (S)	137,800	2,498,314
RAIT Investment Trust (R)	70,328	2,629,564
Resource Capital Corp. (R)	410	7,651
Saul Centers, Inc. (R) (S)	5,535	298,447
SL Green Realty Corp. (R)	2,482	363,812
Tanger Factory Outlet Centers (R) (S)	7,823	317,614
Taubman Centers, Inc. (R)	4,665	271,830
Thornburg Mortgage, Inc. (R) (S)	1,300	34,970
Ventas, Inc. (R)	5,879	271,904
		93,552,965

Regional Bells (0.1%)
Cincinnati Bell, Inc. (NON)	204,500	993,870

Restaurants (0.8%)
Brinker International, Inc. (S)	7,700	242,935
Denny's Corp. (NON)	42,492	227,332
Domino's Pizza, Inc.	276,706	7,905,490
Luby's, Inc. (NON)	68,704	744,064
		9,119,821

Retail (10.7%)
Aeropostale, Inc. (NON)	258,295	9,283,122

American Eagle Outfitters, Inc. (S)	5,040	163,195
AnnTaylor Stores Corp. (NON) (S)	411,800	14,207,100
Blair Corp. (S)	4,953	207,828
Books-A-Million, Inc. (S)	81,200	1,550,920
Brown Shoe Co., Inc. (S)	73,228	3,979,942
Buckle, Inc. (The) (S)	84,258	2,829,384
Cato Corp. (The) Class A	353,828	7,985,898
CSK Auto Corp. (NON)	140,915	2,334,962
Dollar Tree Stores, Inc. (NON)	481,950	15,162,147
Ingles Markets, Inc. Class A	20,023	733,242
NBTY, Inc. (NON)	9,766	506,367
New York & Company, Inc. (NON) (S)	7,700	112,497
Payless ShoeSource, Inc. (NON)	317,105	10,765,715
Perry Ellis International, Inc. (NON)	45,373	1,365,274
Rent-A-Center, Inc. (NON) (S)	415,942	12,253,651
Systemax, Inc. (NON) (S)	56,092	1,223,927
Toro Co. (The) (S)	373,734	19,161,342
Tween Brands, Inc. (NON)	30,970	1,058,864
USANA Health Sciences, Inc. (NON) (S)	10,200	541,416
Wilsons The Leather Experts, Inc. (NON)	13,525	25,157
Wolverine World Wide, Inc. (S)	609,637	18,758,530
		124,210,480

Schools (1.6%)
Career Education Corp. (NON)	643,520	18,449,718
Corinthian Colleges, Inc. (NON)	13,500	176,310
ITT Educational Services, Inc. (NON)	1,030	79,928
		18,705,956

Semiconductor (0.2%)
Advanced Energy Industries, Inc. (NON) (S)	55,055	954,103
Asyst Technologies, Inc. (NON)	89,559	581,238
ChipMOS TECHNOLOGIES Bermuda, Ltd. (Taiwan) (NON) (S)	29,974	217,012
Micrel, Inc. (NON)	16,350	165,299
Novellus Systems, Inc. (NON)	6,442	198,607
		2,116,259

Shipping (2.1%)
Accuride Corp. (NON) (S)	17,381	195,015
Arkansas Best Corp. (S)	68,570	2,620,745
Con-way, Inc.	8,450	420,303
General Maritime Corp. (S)	7,480	272,945
Overseas Shipholding Group (S)	332,487	20,657,417
Wabash National Corp. (S)	6,523	103,977
		24,270,402

Software (4.7%)
Citrix Systems, Inc. (NON) (S)	8,402	266,091
Hyperion Solutions Corp. (NON) (S)	499,021	21,068,667
MicroStrategy, Inc. (NON) (S)	220,847	26,815,243
SYNNEX Corp. (NON)	63,200	1,213,440
Websense, Inc. (NON) (S)	218,872	4,738,579
		54,102,020

Staffing (0.2%)
Heidrick & Struggles International, Inc. (NON)	8,260	360,714
Hewitt Associates, Inc. Class A (NON)	80,800	2,176,752
		2,537,466

Technology (0.1%)
Amkor Technologies, Inc. (NON) (S)	73,100	769,743
ON Semiconductor Corp. (NON) (S)	29,300	244,948
		1,014,691

Technology Services (2.7%)
Acxiom Corp.	445,070	10,103,089
COMSYS IT Partners, Inc. (NON) (S)	33,389	722,538
Global Payments, Inc.	6,679	252,199
Sohu.com, Inc. (China) (NON)	54,600	1,466,556
SonicWall, Inc. (NON)	161,406	1,360,653
Tyler Technologies, Inc. (NON)	84,600	1,175,940
United Online, Inc. (S)	1,175,116	16,498,629
		31,579,604

Telecommunications (2.5%)
ADTRAN, Inc. (S)	148,010	3,279,902
Brightpoint, Inc. (NON)	16,440	181,004
CenturyTel, Inc. (S)	369,900	16,586,316
Commonwealth Telephone Enterprises, Inc.	1,392	58,798
j2 Global Communications, Inc. (NON)	117,000	3,098,160
NeuStar, Inc. Class A (NON) (S)	3,900	120,471
Premiere Global Services, Inc. (NON)	26,009	246,045
Syniverse Holdings, Inc. (NON)	14,860	218,145
USA Mobility, Inc. (S)	95,800	1,944,740
UTStarcom, Inc. (NON) (S)	376,664	3,325,943
		29,059,524

Textiles (0.6%)
Jones Apparel Group, Inc.	42,175	1,440,698
Kellwood Co. (S)	153,625	5,038,900
		6,479,598

Tobacco (0.1%)
Alliance One International, Inc. (NON)	158,856	1,218,426
Universal Corp. (S)	7,300	352,809
		1,571,235

Toys (2.2%)
Hasbro, Inc.	883,962	25,104,521
RC2 Corp. (NON)	2,100	82,971
		25,187,492

Transportation Services (0.3%)
HUB Group, Inc. Class A (NON)	96,924	2,894,151
Pacer International, Inc. (S)	16,898	526,542
		3,420,693

Trucks & Parts (2.2%)
Autoliv, Inc. (Sweden)	404,255	24,392,747
Noble International, Ltd. (S)	41,195	789,708
		25,182,455

Waste Management (--%)
Darling International, Inc. (NON) (S)	21,567	124,657
Total common stocks (cost $936,482,512)		$1,138,694,128

SHORT-TERM INVESTMENTS (19.2%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.46% and
due dates ranging from February 1, 2007 to
March 23, 2007 (d)	$200,217,436	$199,891,266
Putnam Prime Money Market Fund (e)	21,742,850	21,742,850

Total short-term investments (cost $221,634,116)		$221,634,116

TOTAL INVESTMENTS

Total investments (cost $1,158,116,628) (b)		$1,360,328,244

FUTURES CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Russell 2000 Index Mini (Long)	76	$6,113,440	Mar-07	$105,238
S&P MidCap 400 Index E-Mini (Long)	47	3,933,430	Mar-07	109,543
S&P 500 Index (Long)	3	1,082,250	Mar-07	11,764

Total				$226,545

NOTES

(a) Percentages indicated are based on net assets of $1,155,922,859.

(b) The aggregate identified cost on a tax basis is $1,158,225,035, resulting in gross unrealized appreciation and depreciation of $234,777,852 and $32,674,643, respectively, or net unrealized appreciation of $202,103,209.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2007, the value of securities loaned amounted to $193,725,755. The fund received cash collateral of $199,891,266 which is pooled with collateral of other Putnam funds into 36 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $822,368 for the period ended January 31, 2007. During the period ended January 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $202,733,670 and $193,000,538, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at January 31, 2007.

At January 31, 2007, liquid assets totaling $11,129,120 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At January 31, 2007, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: March 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments:

Putnam Mid Cap Value Fund

The fund's portfolio
1/31/07 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Aerospace and Defense (1.1%)
L-3 Communications Holdings, Inc.	137,700	$11,338,218

Banking (10.0%)
Capitol Federal Financial	74,500	2,908,480
City National Corp.	185,900	13,371,787
Colonial Bancgroup, Inc.	329,500	8,085,930
Comerica, Inc.	250,500	14,854,650
Commerce Bancorp, Inc.	228,900	7,732,242
Compass Bancshares, Inc.	144,700	8,812,230
Cullen/Frost Bankers, Inc.	118,800	6,359,364
First Citizens BancShares, Inc. Class A	75,880	15,554,641
TCF Financial Corp.	329,200	8,355,096
Webster Financial Corp.	270,200	13,461,364
		99,495,784

Building Materials (1.0%)
Sherwin-Williams Co. (The) (SEG)	146,600	10,130,060

Chemicals (1.2%)
Chemtura Corp.	1,051,500	12,113,280

Communications Equipment (1.1%)
Avaya, Inc. (NON)	811,100	10,406,413

Computers (0.8%)
Logitech International SA (Switzerland) (NON)	273,548	7,899,138

Consumer Goods (3.4%)
Alberto-Culver Co.	427,695	9,781,385
Clorox Co.	154,200	10,087,764
Newell Rubbermaid, Inc.	455,100	13,443,654
		33,312,803

Electric Utilities (6.2%)
Ameren Corp.	78,200	4,153,202
American Electric Power Co., Inc. (S)	222,100	9,668,013
Edison International	293,100	13,183,638
Energy East Corp.	196,500	4,719,930
PG&E Corp.	155,300	7,249,404
PPL Corp.	228,800	8,145,280
Progress Energy, Inc.	119,280	5,670,571
Wisconsin Energy Corp.	196,900	9,167,664
		61,957,702

Electrical Equipment (1.3%)
WESCO International, Inc. (NON) (S)	206,000	12,508,320

Electronics (4.2%)
Amphenol Corp. Class A	129,400	8,762,968
Avnet, Inc. (NON) (S)	322,800	10,022,940
General Cable Corp. (NON)	167,800	7,237,214
Jabil Circuit, Inc.	645,400	15,483,146
		41,506,268

Energy (1.6%)
National-Oilwell Varco, Inc. (NON)	269,500	16,342,480

Financial (2.6%)
Assurant, Inc. (S)	288,400	16,029,272
Nasdaq Stock Market, Inc. (The) (NON) (S)	284,900	9,709,392
		25,738,664

Health Care Services (7.4%)
AmerisourceBergen Corp.	252,200	13,210,236
DaVita, Inc. (NON)	169,700	9,265,620
Lincare Holdings, Inc. (NON)	293,800	11,561,030
Omnicare, Inc. (S)	466,830	18,761,898
Pediatrix Medical Group, Inc. (NON)	196,800	10,339,872
Triad Hospitals, Inc. (NON)	242,000	10,285,000
		73,423,656

Household Furniture and Appliances (2.8%)
Whirlpool Corp.	307,600	28,123,868

Insurance (2.3%)
Everest Re Group, Ltd. (Barbados)	127,900	11,971,440
Phoenix Companies, Inc. (The)	752,900	11,316,087
		23,287,527

Investment Banking/Brokerage (2.7%)
Bear Stearns Cos., Inc. (The)	75,100	12,380,235
Nuveen Investments, Inc. Class A (S)	91,500	4,529,250
Waddell & Reed Financial, Inc. Class A	382,900	9,829,043
		26,738,528

Machinery (2.2%)
Terex Corp. (NON)	388,200	22,084,698

Media (2.8%)
Interpublic Group of Companies, Inc. (The) (NON) (S)	2,090,300	27,508,348

Metals (3.2%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	151,400	8,707,014
Phelps Dodge Corp.	40,600	5,018,160
United States Steel Corp.	219,800	18,351,102
		32,076,276

Natural Gas Utilities (1.4%)
Equitable Resources, Inc.	141,300	6,111,225
National Fuel Gas Co. (S)	202,300	8,231,587
		14,342,812

Oil & Gas (4.6%)
EOG Resources, Inc.	94,200	6,512,046
Hess Corp.	160,800	8,681,592
Newfield Exploration Co. (NON)	426,200	18,245,622
Questar Corp.	154,600	12,553,520
		45,992,780

Pharmaceuticals (0.8%)
Mylan Laboratories, Inc.	354,000	7,837,560

Power Producers (1.2%)
AES Corp. (The) (NON)	568,600	11,821,194

Real Estate (9.6%)
Brandywine Realty Trust (R)	147,000	5,124,420
BRE Properties (R) (S)	72,500	5,032,225
Colonial Properties Trust (R)	224,300	11,024,345
Douglas Emmett, Inc. (R)	167,975	4,595,796
General Growth Properties, Inc. (R) (S)	316,900	19,495,688
Health Care Property Investors, Inc. (R) (S)	157,400	6,492,750
Hospitality Properties Trust (R)	195,500	9,540,400
Host Marriott Corp. (R)	554,000	14,664,380
Kimco Realty Corp. (R)	102,800	5,098,880
SL Green Realty Corp. (R)	35,100	5,144,958
Thornburg Mortgage, Inc. (R) (S)	371,900	10,004,110
		96,217,952

Retail (12.4%)
BJ's Wholesale Club, Inc. (NON)	236,800	7,231,872
Office Depot, Inc. (NON)	187,000	6,991,930
OfficeMax, Inc.	491,400	23,729,706
RadioShack Corp. (S)	718,500	15,878,850
Rite Aid Corp. (NON) (S)	3,125,100	19,250,616
Ross Stores, Inc.	550,300	17,824,217
Sally Beauty Holdings, Inc. (NON)	1,825,595	16,065,236
Timberland Co. (The) Class A (NON)	552,000	16,653,840
		123,626,267

Schools (1.9%)
Apollo Group, Inc. Class A (NON)	440,700	19,126,380

Shipping (1.0%)
Con-way, Inc.	205,080	10,200,679

Software (2.1%)
McAfee, Inc. (NON)	730,320	21,369,163

Technology Services (1.1%)
Computer Sciences Corp. (NON)	210,700	11,053,322

Textiles (2.2%)
Liz Claiborne, Inc.	495,400	21,995,760

Toys (1.1%)
Mattel, Inc.	463,900	11,300,604
Total common stocks (cost $786,166,287)		$970,876,504
SHORT-TERM INVESTMENTS (12.6%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.46% and
due dates ranging from February 1, 2007 to

March 23, 2007 (d)	$99,025,206	$98,863,886
Putnam Prime Money Market Fund (e)	21,712,992	21,712,992
Interest in $183,000,000 joint repurchase agreement
dated January 31, 2007 with Bank of America Sec. LLC
due February 1, 2007 with respect to various U.S.
Government obligations -- maturity value of $5,000,729
for an effective yield of 5.25% (collateralized by
Freddie Mac with a yield of 5.0% and a due date of
July 01, 2035, valued at $186,660,001)	5,000,000	5,000,000

Total short-term investments (cost $125,576,878)		$125,576,878

TOTAL INVESTMENTS

Total investments (cost $911,743,165)(b)		$1,096,453,382

FUTURES CONTRACTS OUTSTANDING at 1/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	26	$9,379,500	Mar-07	$79,627
S&P MidCap 400 Index E-Mini (Long)	111	9,289,590	Mar-07	154,883

Total				$234,510

NOTES

(a) Percentages indicated are based on net assets of $997,351,287.

(b) The aggregate identified cost on a tax basis is $912,269,639, resulting in gross unrealized appreciation and depreciation of $195,847,940 and $11,664,197, respectively, or net unrealized appreciation of $184,183,743.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2007, the value of securities loaned amounted to $95,009,605. The fund received cash collateral of $98,863,886 which is pooled with collateral of other Putnam funds into 36 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $694,585 for the period ended January 31, 2007. During the period ended January 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $262,547,487 and $252,062,881, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at January 31, 2007.

At January 31, 2007, liquid assets totaling $18,669,090 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At January 31, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: March 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 28, 2007